February 22, 2021

Via EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Security Benefit Life Insurance Company
SBL Variable Annuity Account XIV
File Nos. 333-41180, 811-10011
SecureDesigns Variable Annuity
AdvanceDesigns Variable Annuity

Commissioners:

On behalf of Security Benefit Life Insurance Company (“SBL”) and SBL Variable Annuity Account XIV (the “Separate Account”), we have attached for filing Post-Effective Amendment No. 31 (the “Amendment”) to the Separate Account’s registration statement on Form N-4. This Amendment includes a contract prospectus for both SecureDesigns and AdvanceDesigns, which are two of the contracts covered by the above-referenced Securities Act of 1933, as amended (“1933 Act”), registration statement.

The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act. The primary purpose of this Amendment is to update the registration statement to conform to the amendments to Form N-4 adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765 (the “Release”). After any subsequently filed related post-effective amendment, to address any staff comments, as well as to include updated financial information and other routine annual changes, becomes effective, SBL intends to rely on Rule 498A under the 1933 Act to use initial and updating summary prospectuses with respect to the SecureDesigns contract and an updating summary prospectus with respect to the AdvanceDesigns contract. Notably, in reliance on the Great West line of no-action letters, the AdvanceDesigns prospectus had not been updated since 2010.  In consideration of the SEC’s new enforcement position, which was included in the Release, the Company has determined that AdvanceDesigns is not eligible to be “grandfathered.”

Importantly, on February 5, 2021, the Company filed Post-Effective Amendment No. 30. As explained in our transmittal letter that accompanied that filing, its purpose was to conform the SecureDesigns contract to the new N-4 requirements, as well as facilitate the use of initial and updating summary prospectuses. In turn, we intend to use that prospectus as a template for certain other contract prospectuses contained in the same, as well as other, 1933 Act registration statements (“Replicate Filings”).  Because we now understand that AdvanceDesigns is not eligible to be considered as a Replicate Filing, due to its historical Great West status, we are making this

U.S. Securities and Exchange Commission
February 22, 2021
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second 485(a) filing in order to also include the AdvanceDesigns prospectus.  We have included in this filing the same revised SecureDesigns statutory and initial summary prospectuses that were included in our February 5, 2021 485(a) filing, which is the subject of the staff’s ongoing review. We have also included the same Statement of Additional Information and Part C that we included in the previous filing, which cover both SecureDesigns and AdvanceDesigns.

At a future date, as appropriate, SBL and First Security Benefit and Annuity Life Insurance Company of NY (an affiliate of SBL) intend to submit a formal request (“Template Relief Request”) to the SEC pursuant to Rule 485(b)(1)(vii) under the 1933 Act to use this Amendment (or a subsequently filed post-effective amendment) as the template (“Template Filing”) for making substantially identical changes (in terms of overall compliance with the format and content requirements of the Release) to certain other variable annuity contract prospectuses in this registration statement, as well as other registration statements (again, “Replicate Filings”).

Immediately below we have included a high-level chart of the Replicate Filings that will be the subject of our Template Relief request. Like the Template Filing, all the Replicate Filings are variable annuity contracts, and SBL intends to rely on Rule 498A, either on a selling and/or non-selling basis, for each. The Template Filing is a fair representation of the proposed Replicate Filings, in terms of its overall features, contract functionality and disclosure, and the Company will make the necessary representations at that time.
We plan to use the SecureDesigns portion of this registration statement filing as a template for the following “live” prospectuses and registrations:
Variflex	002-89328
Variflex LS	033-85592
Scarborough Advantage	333-84159
SecureDesigns NY	333-120600
Security Benefit Advisor	333-41180
NEA
EliteDesigns	333-138540
EliteDesigns (2011)
EliteDesigns II
EliteDesigns NY	333-142084
EliteDesigns NY (2011)
EliteDesigns II NY

U.S. Securities and Exchange Commission
February 22, 2021
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We plan to use the AdvanceDesigns portion of this registration statement filing as a template for the following currently Great Wested registration statement:
AEA Valuebuilder	333-41180

If you have any questions or comments regarding the registration statement, please contact me at 785-438-3321 or Christopher.Swickard@securitybenefit.com.

Sincerely,

Chris Swickard
Vice President, Associate General Counsel and Assistant Secretary

Attachment

cc:     Alison Pollock, Esq.
Dodie C. Kent, Esq.